UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4503

AQUILA MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

120 West 45th Street, Suite 3600
New York, NY  10036
(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, NY 10036
(name and address of agent for service)

Registrant's telephone number, including area code:  212-697-6666

Date of fiscal year end:   March 31, 2019

Date of reporting period:  June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (subsections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. subsection 3507.

Item. 1 Proxy Voting Record

a.) Aquila Churchill Tax-Free Fund of Kentucky ("ACTFFKY") a series of the Registrant

During the twelve month reporting period ended June 30, 2019, the ACTFFKY series did not hold any portfolio securities for which the series was entitled to participate in proxy voting.

b.) Aquila Narragansett Tax-Free Income Fund ("ANTFIF"), a series of the Registrant

During the twelve month reporting period ended June 30, 2019, the ANTFIF series did not hold any portfolio securities for which the series was entitled to participate in proxy voting.

c.) Aquila Tax-Free Fund For Utah ("ATFFU"), a series of the Registrant

During the twelve month reporting period ended June 30, 2019, the ATFFU series did not hold any portfolio securities for which the series was entitled to participate in proxy voting.

d.) Aquila Tax-Free Fund of Colorado ("ATFFC"), a series of the Registrant

During the twelve month reporting period ended June 30, 2019, the ATFFC series did not hold any portfolio securities for which the series was entitled to participate in proxy voting.

e.) Aquila Tax-Free Trust of Colorado ("ATFFC"), a series of the Registant

During the twelve month reporting period ended June 30, 2019, the ATFFC series did not hold any portfolio securities for which the series was entitled to participate in proxy voting.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA MUNICIPAL TRUST

/s/  Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
August 5, 2019

/s/  Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 5, 2019